Cover	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2021
Entity File Number	001-38589
Entity Registrant Name	COASTAL FINANCIAL CORPORATION
Entity Central Index Key	0001437958
Entity Tax Identification Number	56-2392007
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	5415 Evergreen Way
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98203
City Area Code	(425)
Local Phone Number	257-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	CCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable